     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION DECEMBER 17, 2004

                                                   1933 ACT FILE NO. 333-

                                                     1940 ACT FILE NO. 811-21462

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

 [X]   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
 [ ]   PRE-EFFECTIVE AMENDMENT NO.
 [ ]   POST-EFFECTIVE AMENDMENT NO.
                                and
 [ ]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
       1940
 [X]   AMENDMENT NO. 15

                   TORTOISE ENERGY INFRASTRUCTURE CORPORATION
                       10801 MASTIN BOULEVARD, SUITE 222
                          OVERLAND PARK, KANSAS 66210
                                 (913) 981-1020

                               AGENT FOR SERVICE

                                DAVID J. SCHULTE
                       10801 MASTIN BOULEVARD, SUITE 222
                          OVERLAND PARK, KANSAS 66210

                          COPIES OF COMMUNICATIONS TO:

    DEBORAH BIELICKE EADES, ESQ               JOHN R. SHORT, ESQ.                  RICHARD KRONTHAL, ESQ.
      VEDDER, PRICE, KAUFMAN &        BLACKWELL SANDERS PEPER MARTIN, LLP             KAYE SCHOLER LLP
           KAMMHOLZ, P.C.                       720 OLIVE STREET                      425 PARK AVENUE
      222 NORTH LASALLE STREET             ST. LOUIS, MISSOURI 63101              NEW YORK, NEW YORK 10022
      CHICAGO, ILLINOIS 60601                    (314) 345-6430                        (212) 836-8039
           (312) 609-7661

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement

     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

     It is proposed that this filing will become effective (check appropriate box):

     [ ] when declared effective pursuant to section 8(c).

     [X] The form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                             PROPOSED MAXIMUM        PROPOSED MAXIMUM
        TITLE OF SECURITIES              AMOUNT BEING         OFFERING PRICE        AGGREGATE OFFERING           AMOUNT OF
          BEING REGISTERED              REGISTERED(1)            PER UNIT                  PRICE            REGISTRATION FEE(2)
---------------------------------------------------------------------------------------------------------------------------------
Common Stock........................       336,380                $27.35                $9,200,000               $1,082.84
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

(1) 263,254 shares of which may be purchased pursuant to an over-allotment option granted by the Registrant to the underwriters.

(2) Transmitted to the designated lockbox of the Securities and Exchange Commission at Mellon Bank in Pittsburgh, PA.

                EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

     This registration statement is being filed with respect to the registration of additional shares of common stock, par value $0.001 per share, of Tortoise Energy Infrastructure Corporation, a company organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. Part A and Part B to Pre-Effective Amendment No. 3 of the Registrant's Registration Statement filed on December 15, 2004 (File Nos. 333-119784 and 811-21462), and declared effective on December 16, 2004 are incorporated into this registration statement by reference. Any required consents are listed on an
Exhibit Index attached hereto and filed herewith.

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

         1.       Financial Statements:

Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2, filed on December 15, 2004 (File Nos. 333-119784 and 811-21462).

         2.       Exhibits:

                  a.1.     Articles of Incorporation.(1)
                  a.2.     Articles of Amendment and Restatement.(2)
                  a.3.     Articles Supplementary.(5)
                  b.1.     By-laws.(1)
                  b.2.     Amended and Restated Bylaws.(2)
                  c.       None.
                  d.       Form of Common Stock Certificate.**
                  e.       Terms and Conditions of the Dividend Reinvestment
                           Plan.(3)
                  f.       Not applicable.
                  g.1.     Investment Advisory Agreement with Tortoise Capital
                           Advisors, L.L.C.(3)
                  g.2.     Reimbursement Agreement.(3)
                  h.1.     Form of Underwriting Agreement.***
                  h.2.     Form of Master Agreement Among Underwriters.***
                  h.3.     Form of Master Selected Dealers Agreement.***
                  i.       None.
                  j.       Custody Agreement.(3)
                  k.1      Stock Transfer Agency Agreement.(2)
                  k.2      Administration Agreement.(3)
                  k.3      Fund Accounting Agreement.(3)
                  l.       Opinion of Venable LLP*
                  m.       Not applicable.
                  n.1.     Consent of Auditors.*
                  n.2.     Opinion of Blackwell Sanders Peper Martin, L.L.P.
                           related to tax matters.(4)
                  n.3.     Opinion of Blackwell Sanders Peper Martin, L.L.P.
                           related to U.B.T.I. Tax Matters.(4)
                  o.       Not applicable.
                  p.       Subscription Agreement.(3)
                  q.       None.
                  r.1      Amended Code of Ethics for the Registrant.**
                  r.2      Amended Code of Ethics for the Adviser.**
                  s.       Powers of Attorney.(2)

*        Filed herewith.

** Previously filed in Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed on November 24, 2004.

*** Previously filed in Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on December 14, 2004.


(1) Incorporated by reference to Registrant's Registration Statement on Form N-2, filed on October 31, 2003 (File Nos. 333-110143 and 811-21462).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, filed on January 30, 2004 (File Nos. 333-110143 and 811-21462).

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, filed on June 28, 2004 (File Nos. 333-114545 and 811-21462).
(4) Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2, filed on February 20, 2004 (File Nos. 333-110143 and 811-21462).
(5) Incorporated by reference to Registrant's Registration Statement on Form N-2, filed on October 15, 2004 (File Nos. 333-119784 and 811-21462).


ITEM 25: MARKETING ARRANGEMENTS

         Reference is made to the form of underwriting agreement for the Registrant's common stock, previously filed in Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on December 14, 2004.

ITEM 26: OTHER EXPENSES AND DISTRIBUTION

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


          Securities and Exchange Commission Fees.................     $  27,000
          NYSE Listing Fees.......................................        49,000
          Directors' Fees and Expenses............................         5,000
          Printing (other than certificates)......................        75,000
          Accounting fees and expenses............................         5,000
          Legal fees and expenses.................................       375,000
          NASD Fees...............................................        20,000
          Miscellaneous...........................................        44,000
                                                                        --------
             Total................................................      $600,000
                                                                        ========

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         None.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

         As of October 31, 2004, the number of record holders of each class of securities of the Registrant was:

                       TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
          -----------------------------------------     ------------------------
          Common Stock ($0.001 par value)..........                  46
          Preferred Stock (Liquidation Preference
             $25,000 per share)....................                  1
          Long-term Debt ($110,000,000 aggregate
             principal amount).....................                  1

ITEM 29.  INDEMNIFICATION

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty which is established by a final judgment as being material to the cause of action. The Registrant's charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law.

The Registrant's charter authorizes it, to the maximum extent permitted by Maryland law and the Investment Company Act of 1940, as amended (the "1940 Act"), to obligate itself to indemnify any present or former director or officer or any individual who, while a director of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The Registrant's Bylaws obligate it, to the maximum extent permitted by Maryland law and the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director of the Registrant and at the request of the Registrant, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made a party to the proceeding by reason of his service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer of the Registrant and to pay or reimburse his or her reasonable expenses in advance of final disposition of a proceeding. The charter and Bylaws also permit the Registrant to indemnify and advance expenses to any person who served as a predecessor of the Registrant in any of the capacities described above and any employee or agent of the Registrant or a predecessor of the Registrant.

Maryland law requires a corporation (unless its charter provides otherwise, which the Registrant's charter does not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he is made a party by reason of his service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgements, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgement in a suit by or in the right of the corporation or for a judgement of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and
(b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The provisions set forth above apply insofar as they are consistent with Section 17(h) of the 1940 Act, which prohibits indemnification of any director or officer of the Registrant against any liability to the

Registrant or its stockholders to which such director or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The information in the statement of additional information under the caption "Management of the Company -- Directors and Officers" is hereby incorporated by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment adviser, Tortoise Capital Advisors, L.L.C., 10801 Mastin Boulevard, Suite 222, Overland Park, Kansas 66210, at the offices of the custodian, U.S. Bank National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, Ohio 45202, at the offices of the transfer agent, Computershare Investor Services, LLC, Two North LaSalle Street, Chicago, Illinois 60602, or at the offices of the administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

ITEM 32. MANAGEMENT SERVICES

         Not applicable.

ITEM 33. UNDERTAKINGS

         1. The Registrant undertakes to suspend the offering of shares until the Prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or
(2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

         2.       Not applicable.

         3.       Not applicable.

         4.       Not applicable.

         5. (a) For the purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective.

                  (b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prominent delivery within two business days of receipt of a written or oral request the Registrant's statement of additional information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Overland Park and State of Kansas, on the 17th day of December, 2004.



                                      Tortoise Energy Infrastructure Corporation


                                      By:  /s/ David J. Schulte
                                          --------------------------------------
                                          David J. Schulte, President


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.


/s/ Terry C. Matlack*                      Director and Treasurer (Principal
------------------------------------
Terry C. Matlack                           Financial and Accounting Officer)              December 17, 2004

/s/ Conrad S. Ciccotello*                              Director
------------------------------------
Conrad S. Ciccotello                                                                      December 17, 2004

/s/ John R. Graham*                                    Director
------------------------------------
John R. Graham                                                                            December 17, 2004

/s/ Charles E. Heath*                                  Director
------------------------------------
Charles E. Heath                                                                          December 17, 2004

/s/ H. Kevin Birzer*                                   Director
------------------------------------
H. Kevin Birzer                                                                           December 17, 2004

/s/ David J. Schulte                     President and Chief Executive Officer
------------------------------------
David J. Schulte                             (Principal Executive Officer)                December 17, 2004

* By David J. Schulte pursuant to power of attorney, filed on January 30, 2004 in connection with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, filed on January 30, 2004 (File Nos. 333-110143 and 811-21462) and is hereby incorporated by reference.

                                  EXHIBIT INDEX


         a.1.     Articles of Incorporation.(1)
         a.2.     Articles of Amendment and Restatement.(2)
         a.3.     Articles Supplementary.(5)
         b.1.     By-laws.(1)
         b.2.     Amended and Restated Bylaws.(2)
         c.       None.
         d.       Form of Common Stock Certificate.**
         e.       Terms and Conditions of the Dividend Reinvestment Plan.(3)
         f.       Not applicable.
         g.1.     Investment Advisory Agreement with Tortoise Capital Advisors,
                  L.L.C.(3)
         g.2.     Reimbursement Agreement.(3)
         h.1.     Form of Underwriting Agreement.***
         h.2.     Form of Master Agreement Among Underwriters.***
         h.3.     Form of Master Selected Dealers Agreement.***
         i.       None.
         j.       Custody Agreement.(3)
         k.1      Stock Transfer Agency Agreement.(2)
         k.2      Administration Agreement.(3)
         k.3      Fund Accounting Agreement.(3)
         l.       Opinion of Venable LLP*
         m.       Not applicable.
         n.1.     Consent of Auditors.*
         n.2. Opinion of Blackwell Sanders Peper Martin, L.L.P. related to tax matters.(4)
         n.3.     Opinion of Blackwell Sanders Peper Martin, L.L.P. related to
                  U.B.T.I. Tax Matters.(4)
         o.       Not applicable.
         p.       Subscription Agreement.(3)
         q.       None.
         r.1      Amended Code of Ethics for the Registrant.**
         r.2      Amended Code of Ethics for the Adviser.**
         s.       Powers of Attorney.(2)

*    Filed herewith.

** Previously filed in Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed on November 24, 2004.

*** Previously filed in Pre-Effective Amendment No. 2 to Registrant's Registration Statement filed on December 14, 2004.

(1) Incorporated by reference to Registrant's Registration Statement on Form N-2, filed on October 31, 2003 (File Nos. 333-110143 and 811-21462).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, filed on January 30, 2004 (File Nos. 333-110143 and 811-21462).
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, filed on June 28, 2004 (File Nos. 333-114545 and 811-21462).
(4) Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-2, filed on February 20, 2004 (File Nos. 333-110143 and 811-21462).
(5) Incorporated by reference to Registrant's Registration Statement on Form N-2, filed on October 15, 2004 (File Nos. 333-119784 and 811-21462).